Commitment and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Contingent consideration liability			$ 1,200	$ 1,300
Intellectual property total amount			900
Intellectual property contingent value rights liability, current, deductions			400
Intellectual property contingent value rights liability, current			(100)
Lease contingent value rights liability, current			768	281		$ 0
Asset acquisition, contingent consideration, cash payment	$ 600
Asset acquisition, contingent consideration, covenant, minimum amount owed, net of deductions			$ 500
Intellectual Property CVR, net
Other Commitments [Line Items]
Asset acquisition, contingent consideration, cash payment	500
Lease CVR
Other Commitments [Line Items]
Asset acquisition, contingent consideration, cash payment	$ 100
December 2023 CVR Licensing Agreement | License | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Other Commitments [Line Items]
Contract with customer, liability					$ 200
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product				$ 13,400
April 2024 CVR Licensing Agreement
Other Commitments [Line Items]
Collaborative arrangement, rights and obligations, eligibility to received net proceeds, maximum percentage		1
Collaborative arrangement, rights and obligations, eligibility to received net proceeds, percentage		0.80
April 2024 CVR Licensing Agreement | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Other Commitments [Line Items]
Collaborative arrangement, rights and obligations, reimbursement		$ 10
April 2024 CVR Licensing Agreement | License | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Other Commitments [Line Items]
Contract with customer, liability		800
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product		$ 11,000